Financial instruments by category (Details 3) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Balance		$ 3,225	$ 1,612
Additions and acquisitions		120	871
Transfers between levels		41
Transfer to level 1	[1]		(156)
Currency translation adjustment		(53)	863
Deconsolidation			(196)
Write off			(105)
Gains and losses recognized in the year	[2]	(434)	336
Balance		2,899	3,225
Investments In Financial Assets [Member] | Public companies securities [Member]
Disclosure of fair value measurement of assets [line items]
Balance		210	128
Additions and acquisitions
Transfers between levels		(138)
Transfer to level 1	[1]
Currency translation adjustment		(8)
Deconsolidation
Write off			(105)
Gains and losses recognized in the year	[2]	(36)	187
Balance		28	210
Investments In Financial Assets [Member] | Private companies securities [member]
Disclosure of fair value measurement of assets [line items]
Balance		18,717	1,500
Additions and acquisitions		120	53
Transfers between levels		107
Transfer to level 1	[1]		(156)
Currency translation adjustment		(45)	761
Deconsolidation			(196)
Write off
Gains and losses recognized in the year	[2]	(173)	(145)
Balance		1,826	18,717
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Balance		1,234
Additions and acquisitions			818
Transfers between levels
Transfer to level 1	[1]
Currency translation adjustment		(13)	122
Deconsolidation
Write off
Gains and losses recognized in the year	[2]	(223)	294
Balance		998	1,234
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Balance		(36)	(16)
Additions and acquisitions
Transfers between levels
Transfer to level 1	[1]
Currency translation adjustment			(20)
Deconsolidation
Write off
Gains and losses recognized in the year	[2]	(12)
Balance		(48)	(36)
Borrowings [Member] | Non Recourse Loan [Member]
Disclosure of fair value measurement of assets [line items]
Balance
Additions and acquisitions
Transfers between levels		72
Transfer to level 1	[1]
Currency translation adjustment		13
Deconsolidation		10
Write off
Gains and losses recognized in the year	[2]
Balance		$ 95

[1]	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.
[2]	Included within "Financial results, net" in the Statements of income.